EQUITY - Cash dividends (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
EQUITY
Payments of dividends	$ 0	$ 1,234,739
Dividends payable	$ 0		$ 0